Asset Impairment	6 Months Ended
Jun. 30, 2020
Asset Impairment Charges [Abstract]
Asset Impairment	Asset Impairment
Our long-lived assets include flight equipment and definite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. We perform event-driven impairment assessments of our aircraft held for operating leases each quarter.
During the three and six months ended June 30, 2020, we recognized impairment charges of $73.4 million and $87.4 million, respectively. During the three and six months ended June 30, 2019, we recognized impairment charges of $17.8 million and $22.9 million, respectively.
For all periods mentioned, these impairments related to sales transactions or lease terminations and were largely offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation.
The impairment charges of $87.4 million recognized during the six months ended June 30, 2020 included $5.5 million relating to four aircraft which met the held for sale criteria and were classified as flight equipment held for sale in our Condensed Consolidated Balance Sheet.